Derivatives and Fair Value Disclosures - Additional Information - 2 (Detail)	Dec. 31, 2025 USD ($)
Eco Green [Member]
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure, net	$ 292,500
Assets held-for-sale, long lived, fair value disclosure	29,250,000
Eco Dream [Member]
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure, net	292,500
Assets held-for-sale, long lived, fair value disclosure	$ 29,250,000